EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss) attributable to Daqo New Energy Corp.	$ (111,928,941)	$ 33,323,952	$ 65,271,257
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	(111,928,941)	33,323,952	54,691,886
Net income (loss) attributable to preferred shareholders for participating rights to dividends-basic			10,579,371
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ (111,928,941)	$ 33,323,952	$ 65,271,257
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	175,067,343	175,714,103	117,839,487
Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares-basic			22,794,380
Share options			92,456
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	175,067,343	175,714,103	140,726,323
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ (0.64)	$ 0.19	$ 0.46
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ (0.64)	$ 0.19	$ 0.46
Outstanding employee options excluded from computation of diluted earnings per share	7,179,500	6,805,000	2,295,000